N-4	May 01, 2026 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	EAIC VARIABLE CONTRACT ACCOUNT A
Entity Central Index Key	0001378536
Entity Investment Company Type	N-4
Document Period End Date	Oct. 13, 2026
Amendment Flag	false
C000082341 [Member]
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]

Annual Fee	Minimum	Maximum
Base Contract [1]
Plan Type A	1.00%	3.25%
Plan Type B	1.15%	3.00%
Investment Options (Portfolio Fees and Expenses)	0.50%	0.84%
Optional Benefits For An Additional Charge [2]	None	None
1The Base Contract fee includes the fee for the IncomeFlex Target Benefit and the mortality and expense fee.
2The Optional Benefit is the Optional Spousal Benefit.

(b) In the “Are There Ongoing Fees and Expenses?” section of the “FEES AND EXPENSES” table, we are replacing the Lowest Annual Cost and Highest Annual Cost tables for Plan Type A and Plan Type B with the following:

PLAN TYPE A

Lowest Annual Cost	Highest Annual Cost
$1,371	$3,347
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Base Contract fee and portfolio fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of Base Contract fee and portfolio fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

PLAN TYPE B

Lowest Annual Cost	Highest Annual Cost
$1,499	$3,175
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Base Contract fee and portfolio fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of Base Contract fee and portfolio fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

Ongoing Fees and Expenses [Table Text Block]

Annual Fee	Minimum	Maximum
Base Contract [1]
Plan Type A	1.00%	3.25%
Plan Type B	1.15%	3.00%
Investment Options (Portfolio Fees and Expenses)	0.50%	0.84%
Optional Benefits For An Additional Charge [2]	None	None
1The Base Contract fee includes the fee for the IncomeFlex Target Benefit and the mortality and expense fee.
2The Optional Benefit is the Optional Spousal Benefit.

(b) In the “Are There Ongoing Fees and Expenses?” section of the “FEES AND EXPENSES” table, we are replacing the Lowest Annual Cost and Highest Annual Cost tables for Plan Type A and Plan Type B with the following:

PLAN TYPE A

Lowest Annual Cost	Highest Annual Cost
$1,371	$3,347
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Base Contract fee and portfolio fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of Base Contract fee and portfolio fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

PLAN TYPE B

Lowest Annual Cost	Highest Annual Cost
$1,499	$3,175
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Base Contract fee and portfolio fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of Base Contract fee and portfolio fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

Investment Options (of Other Amount) Minimum [Percent]	0.50%
Investment Options (of Other Amount) Maximum [Percent]	0.84%
Optional Benefits Minimum [Percent]	0.00%
Optional Benefits Maximum [Percent]	0.00%
Base Contract (N-4) Footnotes [Text Block]	The Base Contract fee includes the fee for the IncomeFlex Target Benefit and the mortality and expense fee.
Optional Benefits Footnotes [Text Block]	The Optional Benefit is the Optional Spousal Benefit.
Lowest and Highest Annual Cost [Table Text Block]
PLAN TYPE A

Lowest Annual Cost	Highest Annual Cost
$1,371	$3,347
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Base Contract fee and portfolio fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of Base Contract fee and portfolio fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

PLAN TYPE B

Lowest Annual Cost	Highest Annual Cost
$1,499	$3,175
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Base Contract fee and portfolio fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of Base Contract fee and portfolio fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

Item 4. Fee Table [Line Items]
Annual Portfolio Company Expenses [Table Text Block]

ANNUAL PORTFOLIO COMPANY EXPENSES
	Minimum	Maximum
Annual Portfolio Company Expenses	0.50%	0.84%
(expenses that are deducted from portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)

Portfolio Company Expenses [Text Block]	(expenses that are deducted from portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.50%
Portfolio Company Expenses Maximum [Percent]	0.84%
Variable Option [Line Items]
Temporary Fee Reductions, Current Expenses [Text Block]	The manager has contractually agreed, through November 30, 2027, to limit Current Expenses after fee waivers and/or expense reimbursements to 0.40% of average daily net assets for Class R6 shares. This contractual waiver includes acquired fund fees and expenses, and excludes fund and any acquired fund interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other fund expenses such as dividend and interest expense and broker charges on short sales. Expenses waived and/or reimbursed by the manager for the purpose of preventing the expenses from exceeding a stated expense ratio limit may be recouped by the manager within the same fiscal year in which such waiver and/or reimbursement is made. Any such recoupment is limited to the lesser of the amounts that would be recouped under: (i) the expense limitation in effect at the time the waiver and/or reimbursement was made or (ii) the expense limitation in effect at the time of recoupment. This waiver may not be terminated prior to November 30, 2027 without the prior approval of the fund’s Board of Trustees.
C000082341 [Member] | Plan Type A [Member]
Item 3. Key Information [Line Items]
Base Contract (of Other Amount) (N-4) Minimum [Percent]	1.00%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	3.25%
Lowest Annual Cost [Dollars]	$ 1,371
Highest Annual Cost [Dollars]	$ 3,347
Lowest Annual Cost Footnotes [Text Block]
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Base Contract fee and portfolio fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

Highest Annual Cost Footnotes [Text Block]
Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of Base Contract fee and portfolio fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

C000082341 [Member] | Plan Type B [Member]
Item 3. Key Information [Line Items]
Base Contract (of Other Amount) (N-4) Minimum [Percent]	1.15%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	3.00%
Lowest Annual Cost [Dollars]	$ 1,499
Highest Annual Cost [Dollars]	$ 3,175
Lowest Annual Cost Footnotes [Text Block]
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Base Contract fee and portfolio fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

Highest Annual Cost Footnotes [Text Block]
Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of Base Contract fee and portfolio fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals